Aircraft sublease (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of aircraft sublease receivables [Abstract]
Disclosure of maturity analysis of operating lease payments

	December 31,
Description	2022	2021

2022	—	92,092
2023	89,293	87,658
2024	70,396	87,817
2025	50,127	54,890
2026	7,951	4,615

Gross sublease	217,767	327,072
Accrued interest	(25,838)	(52,874)
Provision for losses	(15,876)	—
Net sublease	176,053	274,198

Current	70,193	76,199
Non-current	105,860	197,999